CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2022
Contributed Equity
CONTRIBUTED EQUITY

21. CONTRIBUTED EQUITY

	2022 $	2021 $
Issued and paid-up capital
Fully paid Ordinary Shares	155,138,636	153,574,974
Total contributed equity	155,138,636	153,574,974

Movements in shares on issue

Year ended June 30, 2021	Number of Shares	$
Balance at the beginning of the financial year	7,513,779,743	140,111,073
Shares issued during the year	1,502,947,000	17,409,150
Less: transaction costs arising on share issue (i)	-	(3,945,249)
Balance at the end of the financial year	9,016,726,743	153,574,974

Year ended June 30, 2022	Number of Shares	$
Balance at the beginning of the financial year	9,016,726,743	153,574,974
Shares issued during the year	217,238,400	1,574,136
Less: transaction costs arising on share issue	-	(10,474)
Balance at the end of the financial year	9,233,965,143	155,138,636

(i)	The details of securities arising on shares issued for the year ended June 30, 2022 are as below:

●	On July 19, 2021, the Company issued 209,363,400 new ordinary shares, at fair value of $1,574,136 in part consideration for the acquisition of 100% of EasyDNA.
●	On November 3, 2021, the Company issued 7,875,000 new ordinary shares pursuant to the Company’s Employee Share Option Plan.

Terms and conditions of contributed equity

Ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares, which have no par value, entitle their holder to one vote, either in person or by proxy, at a meeting of the Company.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)